Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Gross deferred income tax assets
Regulatory liabilities	$ 659	$ 636
Tax loss and credit carryforwards	629	600
Employee future benefits	123	136
Other	216	144
Deferred tax assets, gross	1,627	1,516
Valuation allowance	(50)	(23)
Net deferred income tax asset	1,577	1,493
Gross deferred income tax liabilities
PPE	(5,993)	(5,355)
Regulatory assets	(432)	(372)
Intangible assets	(172)	(165)
Deferred tax liabilities, gross	(6,597)	(5,892)
Net deferred income tax liability	$ (5,020)	$ (4,399)